Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021 Rate
Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	8 years
Depreciation Rates	13.00%
Laboratory Equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	4 years
Depreciation Rates	25.00%
Low-value Office and Laboratory Equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	Immediately
Depreciation Rates	100.00%
Computer Hardware [member]
Disclosure of significant accounting policies [line items]
Useful Life	3 years
Depreciation Rates	33.00%
Permanent Improvements to Property/Buildings [member]
Disclosure of significant accounting policies [line items]
Useful Life	10 years
Depreciation Rates	10.00%